Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,842,900	¥ 1,577,600	¥ 1,232,400
Provision for credit losses	(237,990)	(8,148)	(277,995)
Trading account losses—net	(699,049)	(792,098)	(824,420)
Equity investment securities gains (losses)—net	114,436	18,313	(38,042)
Foreign exchange losses—net	(294,224)	25,232	106,868
Equity in earnings of equity method investees—net	463,802	398,086	436,583
Impairment of goodwill	0	(33,553)	0
Impairment of intangible assets	(15,042)	(5,151)	(33,301)
Provision for off-balance sheet credit instruments	(32,902)	(20,747)	(46,339)
Reversal of impairment (impairment) of assets held for sale	0	134,141	(134,141)
Gain on sale of MUFG Union Bank	0	349,442	0
Income (loss) before income tax expense (benefit)	1,882,594	448,222	(58,727)
Fixed assets:	1,394,900	1,368,100	1,294,100
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,843,000	1,578,000	1,232,000
Provision for credit losses	(238,000)	(8,000)	(278,000)
Trading account losses—net	(1,067,000)	(1,385,000)	(1,174,000)
Equity investment securities gains (losses)—net	1,449,000	(139,000)	(109,000)
Debt investment securities gains—net	297,000	517,000	139,000
Foreign exchange losses—net	(427,000)	(33,000)	(9,000)
Equity in earnings of equity method investees—net	464,000	398,000	437,000
Impairment of goodwill	0	(34,000)
Impairment of intangible assets	(15,000)	(5,000)	(33,000)
Provision for off-balance sheet credit instruments	(33,000)	(21,000)	(46,000)
Reversal of impairment (impairment) of assets held for sale	0	134,000	(134,000)
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	0	(283,000)	(3,000)
Gain on sale of MUFG Union Bank	0	349,000	0
Loss on pension buyout	0	(84,000)	0
Other—net	(390,000)	(536,000)	(81,000)
Income (loss) before income tax expense (benefit)	1,883,000	448,000	(59,000)
Fixed assets:	2,662,000	2,332,000	2,268,000
U.S. GAAP adjustments and other	1,267,000	964,000	974,000
Segment Reconciling Items | Japanese GAAP
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 1,395,000	¥ 1,368,000	¥ 1,294,000